Adjusting items included in results of associates and joint ventures (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of joint operations [line items]
Share of post-tax results of associates and joint ventures	£ 289	£ 200	£ 442
Organigram Inc
Disclosure of joint operations [line items]
Impairment charges	35	65
Impaired investment net of tax	33	£ 59
Recoverable amount left after impairment	33
ITC Ltd.
Disclosure of joint operations [line items]
Gains (losses) on disposals of investments	£ (16)		£ (8)
Ownership interest in associates	29.12%	29.19%
Adjusting item
Disclosure of joint operations [line items]
Share of post-tax results of associates and joint ventures	£ 15	£ 62